Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Summary of Deposits
Deposits at December 31, 2012 and 2011 consisted of the following:

	2012	2011
	(Amounts in thousands)

Demand deposits, noninterest-bearing	$30,342	$31,146
Demand deposits, interest-bearing	21,249	19,307
Money market deposits	84,946	92,576
Savings deposits	230,621	213,411
Time deposits of $100,000 or more	109,941	108,598
Other time deposits	138,356	146,867
Brokered time deposits	21,752	22,950
Total deposits	$637,207	$634,855

Scheduled maturities of certificates of deposit
Scheduled maturities of certificates of deposit at December 31, 2012 are as follows:

Years Ending December 31,	(Amounts in thousands)

2013	$195,898
2014	43,484
2015	10,350
2016	8,151
2017	12,166
Thereafter	—
Total	$270,049